Earnings Per Share (Schedule Of Earnings Per Share, Basic And Diluted) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 28, 2013	Sep. 29, 2012	Oct. 01, 2011
Earnings Per Share, Basic and Diluted [Line Items]
Net income									$ 848	$ 614	$ 738
Less: Net loss from continuing operations attributable to noncontrolling interest									0	(7)	(14)
Net income from continuing operations attributable to Tyson	261	253	157	177	207	82	170	162	848	621	752
Undistributed earnings									742	564	693
Stock options and restricted stock									5	4	6
Convertible 2013 Notes									7	3	1
Warrants									3	0	0
Denominator for diluted earnings per share - adjusted weighted average shares and assumed conversions									367	370	380
Net Income Per Share from Continuing Operations Attributable to Tyson - Diluted	$ 0.70	$ 0.69	$ 0.43	$ 0.49	$ 0.57	$ 0.22	$ 0.46	$ 0.43	$ 2.31	$ 1.68	$ 1.98
Net Income Per Share Attributable to Tyson - Diluted	$ 0.70	$ 0.68	$ 0.26	$ 0.48	$ 0.51	$ 0.21	$ 0.44	$ 0.42	$ 2.12	$ 1.58	$ 1.97
Class A [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Less dividends:									87	47	49
Undistributed earnings									606	464	574
Weighted average number of shares outstanding - Basic									282	293	303
Net Income Per Share from Continuing Operations Attributable to Tyson - Basic	$ 0.77	$ 0.73	$ 0.45	$ 0.51	$ 0.59	$ 0.23	$ 0.48	$ 0.45	$ 2.46	$ 1.75	$ 2.05
Net Income Per Share Attributable to Tyson - Basic	$ 0.77	$ 0.72	$ 0.27	$ 0.50	$ 0.53	$ 0.21	$ 0.47	$ 0.43	$ 2.26	$ 1.64	$ 2.04
Class B [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Less dividends:									19	10	10
Undistributed earnings									$ 136	$ 100	$ 119
Weighted average number of shares outstanding - Basic									70	70	70
Net Income Per Share from Continuing Operations Attributable to Tyson - Basic	$ 0.70	$ 0.66	$ 0.40	$ 0.46	$ 0.53	$ 0.20	$ 0.43	$ 0.41	$ 2.22	$ 1.57	$ 1.84
Net Income Per Share Attributable to Tyson - Basic	$ 0.70	$ 0.64	$ 0.25	$ 0.45	$ 0.48	$ 0.19	$ 0.42	$ 0.39	$ 2.04	$ 1.48	$ 1.84
Stock-based compensation [Member]
Earnings Per Share, Basic and Diluted [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									0	4	4